Business Combination - Schedule of Acquisition in Purchase Price Allocation Depreciation and Amortization (Parentheticals) (Details)	12 Months Ended
Dec. 31, 2024 shares
HNRA Class A Common Shares for Option Agreement [Member]
Business Combination - Schedule of Acquisition in Purchase Price Allocation Depreciation and Amortization (Parentheticals) (Details) [Line Items]
Number of shares issued	10,000
HNRA Class A Common Shares [Member]
Business Combination - Schedule of Acquisition in Purchase Price Allocation Depreciation and Amortization (Parentheticals) (Details) [Line Items]
Number of shares issued	200,000
OpCo Class B Units [Member]
Business Combination - Schedule of Acquisition in Purchase Price Allocation Depreciation and Amortization (Parentheticals) (Details) [Line Items]
Number of shares issued	1,800,000
OpCo Preferred Units [Member]
Business Combination - Schedule of Acquisition in Purchase Price Allocation Depreciation and Amortization (Parentheticals) (Details) [Line Items]
Number of shares issued	1,500,000